Quarterly Holdings Report
for
Fidelity Freedom® 2005 Fund
June 30, 2023
F05-NPRT1-0823
1.818352.118
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.19% to 5.19% 7/27/23 (b) (Cost $1,185,574)	1,190,000	1,186,020

Domestic Equity Funds - 7.4%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	167,166	1,733,510
Fidelity Series Blue Chip Growth Fund (c)	344,975	4,815,852
Fidelity Series Commodity Strategy Fund (c)	53,231	5,152,754
Fidelity Series Growth Company Fund (c)	491,582	8,976,285
Fidelity Series Intrinsic Opportunities Fund (c)	143,659	1,768,439
Fidelity Series Large Cap Stock Fund (c)	442,697	8,366,969
Fidelity Series Large Cap Value Index Fund (c)	180,773	2,615,785
Fidelity Series Opportunistic Insights Fund (c)	310,631	5,333,526
Fidelity Series Small Cap Core Fund (c)	1,518	15,594
Fidelity Series Small Cap Discovery Fund (c)	69,811	756,055
Fidelity Series Small Cap Opportunities Fund (c)	196,115	2,525,956
Fidelity Series Stock Selector Large Cap Value Fund (c)	464,052	5,837,769
Fidelity Series Value Discovery Fund (c)	352,350	5,221,824
TOTAL DOMESTIC EQUITY FUNDS (Cost $40,165,731)		53,120,318

International Equity Funds - 13.5%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	398,348	5,680,445
Fidelity Series Emerging Markets Fund (c)	760,304	6,318,123
Fidelity Series Emerging Markets Opportunities Fund (c)	2,107,418	35,720,741
Fidelity Series International Growth Fund (c)	915,030	15,033,949
Fidelity Series International Small Cap Fund (c)	245,812	3,989,525
Fidelity Series International Value Fund (c)	1,358,504	15,025,051
Fidelity Series Overseas Fund (c)	1,199,325	15,039,534
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $75,901,059)		96,807,368

Bond Funds - 67.7%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	14,872,384	140,246,583
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	207,769	1,641,377
Fidelity Series Emerging Markets Debt Fund (c)	502,601	3,719,245
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	130,856	1,230,042
Fidelity Series Floating Rate High Income Fund (c)	49,242	441,206
Fidelity Series High Income Fund (c)	465,966	3,816,264
Fidelity Series International Credit Fund (c)	66,222	510,573
Fidelity Series International Developed Markets Bond Index Fund (c)	3,243,937	27,832,982
Fidelity Series Investment Grade Bond Fund (c)	27,972,373	278,325,107
Fidelity Series Long-Term Treasury Bond Index Fund (c)	4,415,782	26,583,009
Fidelity Series Real Estate Income Fund (c)	106,289	1,018,250
TOTAL BOND FUNDS (Cost $544,744,008)		485,364,638

Short-Term Funds - 11.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (d)	929,785	929,971
Fidelity Series Government Money Market Fund 5.17% (c)(e)	65,150,559	65,150,559
Fidelity Series Short-Term Credit Fund (c)	1,443,640	13,873,383
TOTAL SHORT-TERM FUNDS (Cost $80,404,574)		79,953,913

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $742,400,946)	716,432,257
NET OTHER ASSETS (LIABILITIES) - 0.0%	(130,873)
NET ASSETS - 100.0%	716,301,384

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	143	Sep 2023	16,053,984	(280,035)	(280,035)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	163	Sep 2023	17,456,281	(270,061)	(270,061)

TOTAL PURCHASED					(550,096)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	24	Sep 2023	5,385,900	(118,631)	(118,631)
ICE MSCI EAFE Index Contracts (United States)	35	Sep 2023	3,772,125	(27,994)	(27,994)
ICE MSCI Emerging Markets Index Contracts (United States)	141	Sep 2023	7,035,195	73,143	73,143

TOTAL SOLD					(73,482)

TOTAL FUTURES CONTRACTS					(623,578)
The notional amount of futures purchased as a percentage of Net Assets is 4.6%
The notional amount of futures sold as a percentage of Net Assets is 2.3%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $999,646.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	1,183,898	5,075,675	5,329,602	16,129	-	-	929,971	0.0%
Total	1,183,898	5,075,675	5,329,602	16,129	-	-	929,971

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	141,891,946	4,872,682	5,614,316	-	(80,691)	(823,038)	140,246,583
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2,657,786	19,503	987,230	325	(123,790)	75,108	1,641,377
Fidelity Series All-Sector Equity Fund	1,878,112	14,364	329,372	-	4,054	166,352	1,733,510
Fidelity Series Blue Chip Growth Fund	5,230,420	39,322	1,235,712	-	160,989	620,833	4,815,852
Fidelity Series Canada Fund	5,897,691	149,182	589,925	-	120,193	103,304	5,680,445
Fidelity Series Commodity Strategy Fund	5,103,156	396,298	217,393	-	(55,250)	(74,057)	5,152,754
Fidelity Series Emerging Markets Debt Fund	3,753,273	99,110	157,305	56,441	(9,201)	33,368	3,719,245
Fidelity Series Emerging Markets Debt Local Currency Fund	1,270,568	9,874	87,145	-	(7,609)	44,354	1,230,042
Fidelity Series Emerging Markets Fund	5,826,551	391,347	15,808	-	1,518	114,515	6,318,123
Fidelity Series Emerging Markets Opportunities Fund	37,745,134	-	3,094,745	-	53,599	1,016,753	35,720,741
Fidelity Series Floating Rate High Income Fund	449,952	16,616	29,757	10,017	254	4,141	441,206
Fidelity Series Government Money Market Fund 5.17%	64,869,834	3,799,271	3,518,546	817,880	-	-	65,150,559
Fidelity Series Growth Company Fund	9,640,472	73,800	2,078,865	-	34,789	1,306,089	8,976,285
Fidelity Series High Income Fund	3,882,407	93,860	164,345	58,225	(10,748)	15,090	3,816,264
Fidelity Series International Credit Fund	512,623	3,888	1,290	3,888	(2)	(4,646)	510,573
Fidelity Series International Developed Markets Bond Index Fund	28,750,044	668,947	1,216,444	404,997	(124,377)	(245,188)	27,832,982
Fidelity Series International Growth Fund	15,582,703	122,907	1,286,810	-	194,894	420,255	15,033,949
Fidelity Series International Small Cap Fund	4,287,963	33,672	389,086	-	77,596	(20,620)	3,989,525
Fidelity Series International Value Fund	15,508,722	286,028	1,409,523	-	172,934	466,890	15,025,051
Fidelity Series Intrinsic Opportunities Fund	1,628,411	279,814	217,147	-	5,863	71,498	1,768,439
Fidelity Series Investment Grade Bond Fund	285,170,633	8,304,523	11,173,239	2,780,064	(555,035)	(3,421,775)	278,325,107
Fidelity Series Large Cap Stock Fund	8,927,107	69,653	1,228,296	-	372,871	225,634	8,366,969
Fidelity Series Large Cap Value Index Fund	2,798,423	31,665	325,209	-	69,574	41,332	2,615,785
Fidelity Series Long-Term Treasury Bond Index Fund	27,763,189	752,329	1,075,715	203,736	(229,259)	(627,535)	26,583,009
Fidelity Series Opportunistic Insights Fund	5,699,223	44,332	948,031	-	9,481	528,521	5,333,526
Fidelity Series Overseas Fund	15,568,501	122,909	1,340,549	-	358,956	329,717	15,039,534
Fidelity Series Real Estate Income Fund	1,286,430	30,909	308,077	19,199	(13,771)	22,759	1,018,250
Fidelity Series Short-Term Credit Fund	14,354,364	240,261	662,939	96,087	(16,094)	(42,209)	13,873,383
Fidelity Series Small Cap Core Fund	-	17,019	2,088	9	(50)	713	15,594
Fidelity Series Small Cap Discovery Fund	823,181	10,757	109,180	1,738	7,048	24,249	756,055
Fidelity Series Small Cap Opportunities Fund	2,739,910	21,255	369,244	-	56,345	77,690	2,525,956
Fidelity Series Stock Selector Large Cap Value Fund	6,233,629	48,399	713,226	-	97,695	171,272	5,837,769
Fidelity Series Value Discovery Fund	5,561,350	80,169	580,671	-	5,769	155,207	5,221,824
	733,293,708	21,144,665	41,477,228	4,452,606	578,545	776,576	714,316,266

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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